Significant Events During the Period	6 Months Ended
Jun. 30, 2023
Significant Events During the Period [Abstract]
SIGNIFICANT EVENTS DURING THE PERIOD

NOTE 5 - SIGNIFICANT EVENTS DURING THE PERIOD:

A.	Private placement to investors and the controlling shareholder

Pursuant to the approval of an extraordinary meeting of the Company’s shareholders held on January 24, 2023, of a definitive private placemet agreements signed at the end of 2022 (see also Note 21A to the consolidated annual financial statements for 2022), in February 16, 2023, the Company completed a private placement by certain investors, part of whom are existing shareholders of the Company (the “Investors”), and the controlling shareholder of the Company, in an aggregate amount of NIS 12.463 million (USD 3.59 million). Under the investor agreements the Company issued 2,338,264 units, each consisting of one Ordinary Share of NIS 0.02 and one non-registrable and non-tradeable warrant at a price of NIS 5.33 (USD 1.55) per each issued Unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 6.13 (USD 1.78) per warrant for a term of five (5) years from the issuance date of the offered warrants.

Issuance costs (of approximately USD 29 thousands) and the placement proceeds were allocated on a relative fair value basis (USD 2.24 million to share capital and premium and USD 1.35 million to the warrants); the warrants fair value was determined on the basis of the Black & scholes option pricing model.

The above private placement includes 645,028 units (representing a total investment of USD 1 million in cash), offered to Mr. Avraham Brenmiller - the Company’s controlling shareholder and the Company’s Chief Executive Officer and Chairman of the Board - with the same terms and conditions, as offered to the other investors.

The Investors and the controlling shareholder received piggyback registration rights for their ordinary shares and associated warrants. The Company has agreed to file a registration statement with the SEC to register the resale of the warrant shares thirty (30) days after becoming shelf eligible. Upon effectiveness of such registration statement, the aforementioned piggyback rights shall expire. On June 29, 2023, the Company filed with the SEC a registration statement of Form F-3 to affect the registration of the ordinary shares and warrants, as above.

The Investors are subject to certain restrictions regarding resale of the Units, the Offered Shares and the shares underlying the Offered Warrants for Investors pursuant to Israeli and U.S. laws.

B.	An amendment to the Company’s compensation policy for officers and directors

Pursuant to the approval of an extraordinary meeting of the Company’s shareholders held on January 24, 2023, and as recommended by the Board of Directors and compensation committee, the Company adopted an amendment to the Company’s compensation policy, which includes an efficiency plan to decrease expenses and the Company’s burn rate, which plan may include, inter alia, exchanging accrued and unpaid cash salary to Company’s employees and officers with equity-based compensation (the “Efficiency Plan”). The amendment presents the following changes to the current compensation policy from August 25, 2022:

i.	To allow the Compensation Committee and the Board of Directors to exchange basic salary with equity-based compensation, either in whole or in part, by issuing Restricted Shares (“RS”) or Restricted Shares Units (“RSU”) which will be vested on a monthly basis. In such case, the calculation of the RS and RSU value in comparison to the basic salary will include a discount of up to 15%.

ii.	To allow the Compensation Committee and the Board of Directors to exchange accrued and unpaid cash salary to office holders, including shareholders and /or relative of controlling shareholders, with RSU or any other equity-based compensation in accordance with the Company’s option plan (as defined in the current compensation policy) with the following minimum terms: vesting period of no less than one month, share price that will be calculated according to the average of Company’s market share price in the last 5-30 days (at the Boards’ discretion), with a discount of up to 15%.

iii.	To grant equity-based compensation in exchange of accrued and unpaid employee’s salary to Mr. Avraham Brenmiller. Following the above approval, the Company converted the unpaid salary balance of Mr. Brenmiller as at December 31, 2022 (in respect of prior years) in the amount of NIS 790 thousand (approximately USD 225 thousand), into equity under the terms of the Private Placement to the Investors and the Private Placement to Mr. Brenmiller, as described in A above, respectively, except the exercise period as described below. Accordingly, the Company granted Mr. Brenmiller 148,217 units, consisting of 148,217 Ordinary Shares of NIS 0.02 par value and 148,217 associated Warrants, at a price of NIS 5.33 (USD 1.55) per each issued unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 6.13 (USD 1.78) per warrant and has a term of two (2) years as of the issuance date of the warrants for Mr. Brenmiller.

Under the above approved compensation plan, the Company granted during the period to its employees and service providers : (a) 22,164 RSU shares in exchange for employees salary of NIS 207 thousand (approximately USD 58 thousand); these shares vest mainly over 12 months, of which 3 months have vested), (b) 39,892 RSU shares in exchange for service providers salary of NIS 254 thousand (approximately USD 71 thousand); these shares vest mainly over 12 months, of which 6 months have vested), and (c) bonuses in fully vested 473,171 RS shares to employees and service providers, with estimated value in the amount of NIS 2,328 thousand (USD 649 thousand).

In addition, following the approval of the extraordinary shareholders meeting and the recommendation of the Board of Directors, the controlling shareholders were granted share options (received instead of RSU, with no incremental value as of the modification date), as follows: 33,536 fully vested share options in exchange for bonus payment in the amount of NIS 165 thousand (USD 46 thousand) and 13,643 share options in exchange for salary of NIS 157 thousand (USD 44 thousand). In calculating the share options amount granted in exchange for salary, a 10% discount was taken into account and they vest over a period of 12 months (of which 2 month have already vested).

C.	Clean Energy production for an Israeli Beverage Producer:

During the period, the Company received an approval from the Israeli Ministry of Environmental Protection for a NIS 2.2 million (approximately USD $610,000) grant, conditional on the built and installation of a bGen™ TES system at a beverage plant owned and operated by an Israeli beverage producing company. The approved grant is to fund the clean energy project outlined in a Memorandum of Understanding (“MOU”) between the Company and the beverage company. Through the proposed Energy as a Service (EaaS) joint venture Brenmiller’s bGen™ is to provide clean steam, replacing the fossil fuel-based steam boilers that currently power the beverages plant. The TES project is expected to have a capacity of 35 MWh and a maximum capacity of 14 tons of steam per hour.

D.	Dimona Israel Production Facility:

The Company is proceeding with the assembly of its TES gigafactory in Dimona, Israel, under the arrangement with EIB. The production facility is planned to be Industry 4.0 compliant and will have a fully automated line with a production capacity of up to 4 GWh of its patented bGenTM TES modules annually.

The Company expects that it will be operational by the end of 2023 and plans to ramp-up the production line during 2024 and increase its production capacity in order to reach the target of 4 GWh annually.

E.	An agreement with sales agent

On June 9, 2023, the Company, entered into a Sales Agreement with A.G.P./Alliance Global Partners (“the Sales Agent”), pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent as agent or principal, ordinary shares, par value NIS 0.02 per share. The Ordinary Shares will be offered and sold pursuant to the Company’s currently effective registration statement on Form F-3, the prospectus contained therein and the prospectus supplement filed with the Securities and Exchange Commission dated June 9, 2023, under which the Company may offer and sell its Ordinary Shares having an aggregate offering price of up to USD 9,350 thousand from time to time through A.G.P..

F.	June 2023 private placement

On June 15, 2023, the Company completed a private placement offering of its securities for the aggregate gross proceeds of USD 2.5 million (NIS 8.97 million) with one of the Company’s shareholders, a Switzerland-based company. The placement included 2,487,778 units ( “Units”), each Unit consisting of one ordinary share of the Company, par value NIS 0.02 per share (the “Ordinary Shares”), and one non-tradeable warrant to purchase one ordinary share, at a price per Unit of $1.00.

The warrants are exercisable at a price of NIS 4.4 (approximately USD 1.20) per share, reflecting a 33% premium over the market price of the Company’s Ordinary Shares on The Nasdaq Stock Market LLC at the close on June 12, 2023. The warrants are exercisable beginning on June 12, 2024 and are exercisable until June 12, 2029.

Issuance costs (of approximately USD 20 thousand) and the placement proceeds were allocated on a relative fair value basis (USD 1.57 million to share capital and premium and USD 0.93 million to the warrants); the warrants fair value was determined on the basis of the Black & scholes option pricing model.